Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 45	$ 576
Accounts receivable	1,243	1,958
Unbilled revenue	23,028	21,512
Risk management assets	488	969
Other current assets	4,246	3,226
Total current assets	29,050	28,241
Property, plant and equipment, net	222,087	223,819
Other assets, net	5,293	4,636
Total assets	256,430	256,696
Current liabilities
Accounts payable	3,644	5,527
Accrued gas purchases	18,359	17,034
Accrued expenses and other current liabilities	6,213	9,619
Other debt	1,118	0
Total current liabilities	29,334	32,180
Other liabilities	8,579	8,628
Long- term debt	138,265	128,285
Total liabilities	176,178	169,093
Commitments and contingencies (see Note 12)
Partners' capital
General partner interest (185 and 185 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	603	548
Limited partner interest (9,171 and 9,165 thousand units issued and outstanding as of March 31, 2013 and December 31, 2012, respectively)	71,928	79,266
Accumulated other comprehensive income	338	351
Total partners’ capital	72,869	80,165
Noncontrolling interests	7,383	7,438
Total equity and partners' capital	80,252	87,603
Total liabilities, equity and partners' capital	$ 256,430	$ 256,696